RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Cash Flows (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Initial value of Class A ordinary shares subject to possible redemption		$ 200,645,178
Change in value of Class A ordinary shares subject to possible redemption	$ (8,734,582)	(12,959,704)	$ 4,276,476
Revision Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Initial value of Class A ordinary shares subject to possible redemption		(200,645,178)
Change in value of Class A ordinary shares subject to possible redemption	$ 8,734,582	$ 12,959,704	$ (4,276,476)